Cash and cash equivalents	3 Months Ended
Mar. 31, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	March 31,	December 31,
	2024	2023
	$’000	$’000
Cash at bank and in hand	39,026	41,390
Cash equivalents	38,457	37,030
	77,483	78,420

During the three months ended March 31, 2024, proceeds of $5.0 million were received from the sale of a portion of other financial assets and proceeds of $3.8 million were received from the redemption of marketable securities.